GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule Of Estimated Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net [Abstract]
2024	$ 16,946
2025	13,502
2026	12,175
2027	12,047
2028	10,691
Thereafter	23,291
Net carrying amount	$ 88,652	$ 51,664	$ 56,700